SHORT TEARM LOAN (Details Narrative) - USD ($)				6 Months Ended			12 Months Ended
	Aug. 30, 2025	Aug. 24, 2025	Dec. 28, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 16, 2024	Jul. 10, 2024
IfrsStatementLineItems [Line Items]
Borrowed amount					$ 5,751		$ 5,751
Borrowed maturity	June 30, 2025	maturity date to February 24, 2025
Original issue amount	$ 223,700	$ 407,000
Repaid to borrower						$ 200,000	$ 500,000
Number of shares issued					83,194		83,194			793	1,818
Remaining obligations liability					$ 0		$ 0
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Borrowed amount			$ 1,000,000
Borrowed maturity			June 30, 2025
Original issue amount			$ 1,400,000
Original issue discount percentage			28.577%
Interst absolute rate percentage			15.00%
Financing repayment percentage			25.00%
Default payment percentage			150.00%
Compound interest percentage			5.00%
Loan amount								$ 1,000,000
Accumulated interest percentage							150.00%
Repaid to borrower					$ 500,000
Number of shares issued					58,288		58,288